UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    April 4, 2011

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 82

Form 13F information table value total: $162,132,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    4,207       44,995 SH   SOLE              0   0   44,995
Abbott Labs                    COM      002824 10 0    2,462       50,209 SH   SOLE              0   0   50,209
Adobe Sys Inc	             COM      00724F 10 1      885       26,715 SH   SOLE              0   0   26,715
Amgen Inc.                     COM      031162 10 0    1,579       29,560 SH   SOLE              0   0   29,560
Anadarko Petroleum             COM      032511 10 7      949       11,588 SH   SOLE              0   0   11,588
Apple Computer                 COM      037833 10 0      996        2,860 SH   SOLE              0   0    2,860
AT&T Corp                  COM NEW      00206R 10 2    3,296      107,681 SH   SOLE              0   0  107,681
Auto Data Processing In        COM      053015 10 3    2,177       42,432 SH   SOLE              0   0   42,432
Bank of America Corporation    COM      060505 10 4      448       33,646 SH   SOLE              0   0   33,646
Baxter Intl Inc                COM      071813 10 9    3,148       58,563 SH   SOLE              0   0   58,563
Becton Dickinson & Co          COM      075887 10 9    2,982	 37,463 SH   SOLE              0   0   37,463
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,407       16,832 SH   SOLE              0   0   16,832
Boeing Co                      COM      097023 10 5    2,883       39,001 SH   SOLE              0   0   39,001
Chevron Corp New               COM      166764 10 0    5,735       53,354 SH   SOLE              0   0   53,354
Cisco Sys Inc                  COM      17275R 10 2    2,439      142,268 SH   SOLE              0   0  142,268
Citigroup Inc           COM      172967 10 1       69       15,672 SH   SOLE              0   0   15,672
Coca Cola Co                   COM      191216 10 0    2,243       33,819 SH   SOLE              0   0   33,819
ConocoPhillips                 COM      20825C 10 4    2,310       28,934 SH   SOLE              0   0   28,934
Corning Inc                    COM      219350 10 5    1,981       96,054 SH   SOLE              0   0   96,054
Costco Whsl Corp New           COM      22160Q 10 2    2,732       37,271 SH   SOLE              0   0   37,271
Disney Walt Co.                COM      254687 10 6    2,354       54,648 SH   SOLE              0   0   54,648
Dr Pepper Snapple Group        COM      26138E 10 9      701       18,865 SH   SOLE              0   0   18,865
EMC Corp Mass                  COM      268648 10 2    2,190       82,484 SH   SOLE              0   0   82,484
Ebay Inc                       COM      278642 10 3      825       26,595 SH   SOLE              0   0   26,595
Electronic Arts Inc            COM      285512 10 9      399       20,463 SH   SOLE              0   0   20,463
Emerson Elec Co                COM      291011 10 4    2,567       43,938 SH   SOLE              0   0   43,938
Exxon Mobil Corp               COM      30231G 10 2    5,356       63,669 SH   SOLE              0   0   63,669
Frontier Communications        COM      35906A 10 8      635       77,287 SH   SOLE              0   0   77,287
General Electric Co            COM      369604 10 3    2,557      127,533 SH   SOLE              0   0  127,533
Gilead Sciences Inc.           COM      375558 10 3      730       17,190 SH   SOLE              0   0   17,190
Google Inc.                  CL  A      38259P 50 8    2,655        4,526 SH   SOLE              0   0    4,526
Hewlett-Packard Co             COM      428236 10 3    3,208       78,319 SH   SOLE              0   0   78,319
Home Depot Inc                 COM      437076 10 2    1,704       46,003 SH   SOLE              0   0   46,003
Honeywell Int'l.               COM      438516 10 6      519        8,700 SH   SOLE              0   0    8,700
Hubbell Inc                  CL  A      443510 10 2    1,487       22,125 SH   SOLE              0   0   22,125
Hubbell Inc                  CL  B      443510 20 1    1,117       15,738 SH   SOLE              0   0   15,738
Hutton Tele Trust      COM      447900 10 1       71       24,000 SH   SOLE              0   0   24,000
Intel Corp                     COM      458140 10 0    4,971      246,368 SH   SOLE              0   0  246,368
Intl Business Machs            COM      459200 10 1    8,119       49,793 SH   SOLE              0   0   49,793
Intl Game Technolog            COM      459902 10 2      473       29,190 SH   SOLE              0   0   29,190
Intuit Inc.	                   COM	    461202 10 3      961       18,100 SH   SOLE              0   0   18,100
Iron Mountain Inc.             COM      462846 10 6    1,620       51,875 SH   SOLE              0   0   51,875
Johnson & Johnson              COM      478160 10 4    3,937       66,459 SH   SOLE              0   0   66,459
Lilly Eli & Co.                COM      532457 10 8    1,568       44,594 SH   SOLE              0   0   44,594
Masco Corp                     COM      574599 10 6      337       24,276 SH   SOLE              0   0   24,276
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,873       60,082 SH   SOLE              0   0   60,082
Medtronic Inc                  COM      585055 10 6    1,628       41,394 SH   SOLE              0   0   41,394
Merck & Co Inc                 COM      589331 10 7      776       23,524 SH   SOLE              0   0   23,524
Microsoft Corp                 COM      594918 10 4    2,863      112,778 SH   SOLE              0   0  112,778
Mueller Water Products        CL A      624758 10 8      152       33,986 SH   SOLE              0   0   33,986
New York Times Co             CL A      650111 10 7      101       10,752 SH   SOLE              0   0   10,752
Nike Inc.                     CL B      654106 10 3    1,615       21,338 SH   SOLE              0   0   21,338
Oracle Corp		             COM      68389X 10 5    1,321       39,523 SH   SOLE              0   0   39,523
Pentair Inc.                   COM      709631 10 5    1,281       33,901 SH   SOLE              0   0   33,901
Pepsico Inc                    COM      713448 10 8    4,908       76,200 SH   SOLE              0   0   76,200
Pfizer Inc                     COM      717081 10 3    4,415      217,412 SH   SOLE              0   0  217,412
Philip Morris Intl Inc.        COM	    718172 10 9      328        5,000 SH	 SOLE              0   0    5,000
Procter & Gamble Co            COM      742718 10 9    4,263       69,219 SH   SOLE              0   0   69,219
Qualcomm Inc.                  COM      747525 10 3    1,821       33,222 SH   SOLE              0   0   33,222
Research In Motion             COM      760975 10 2      487        8,620 SH   SOLE              0   0    8,620
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      435        5,978 SH   SOLE              0   0    5,978
Safeway Inc.                   COM      786514 20 8      949       40,325 SH   SOLE              0   0   40,325
Schlumberger Ltd               COM      806857 10 8    6,045       64,820 SH   SOLE              0   0   64,820
Snap On Inc                    COM      833034 10 1    1,321       22,010 SH   SOLE              0   0   22,010
Spectra Energy Corp            COM      847560 10 9    1,266       46,609 SH   SOLE              0   0   46,609
Starbucks Corp                 COM      855244 10 9    1,986       53,768 SH   SOLE              0   0   53,768
Sysco Corp                     COM      871829 10 7    2,204       79,583 SH   SOLE              0   0   79,583
Target Corp                    COM      87612e 10 6    2,988       59,757 SH   SOLE              0   0   59,757
Time Warner Inc                COM      887317 10 5      375       10,525 SH   SOLE              0   0   10,525
Union Pac Corp                 COM      907818 10 8    2,010       20,450 SH   SOLE              0   0   20,450
United Natural Foods Inc       COM      911163 10 3      378        8,450 SH   SOLE              0   0    8,450
United Parcel Service Inc      COM      911312 10 6    3,275       44,073 SH 	 SOLE              0   0   44,073
USX Marathon Group             COM      565849 10 6      399        7,500 SH   SOLE              0   0    7,500
Vanguard REIT                  ETF      922908 55 3      219        3,750 SH   SOLE              0   0    3,750
Verizon Communications         COM      92343v 10 4    2,620       68,001 SH   SOLE              0   0   68,001
Visa Inc                      CL A      92826C 83 9    1,910       25,945 SH   SOLE              0   0   25,945
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,567       54,510 SH   SOLE              0   0   54,510
Wal Mart Stores Inc            COM      931142 10 3    1,387       26,650 SH   SOLE              0   0   26,650
Walgreen Co.                   COM      931422 10 9    2,705       67,390 SH   SOLE              0   0   67,390
Watts Water Tech Inc.         CL A      942749 10 2    1,065       27,900 SH   SOLE              0   0   27,900
Yahoo Inc                      COM      984332 10 6      771       46,243 SH   SOLE              0   0   46,243
Zimmer Hldgs Inc               COM      98956P 10 2    1,436       23,732 SH   SOLE              0   0   23,732
